CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Consolidated Statements Of Operations
REVENUE	$ 134,818	$ 124,553	$ 391,037	$ 409,980	$ 558,222	$ 425,198
COST OF SALES	17,117	23,632	63,104	53,012	65,114	96,315
GROSS MARGIN	117,701	100,921	327,933	356,968	493,108	328,883
OPERATING EXPENSES
Sales and Marketing	158,193	513,121	536,164	1,296,921	1,548,604	1,046,806
Development and Support	124,550	340,620	531,359	763,168	957,274	595,115
General and Administrative	409,700	652,152	1,208,593	1,027,626	1,481,623	1,331,574
TOTAL OPERATING EXPENSES	692,443	1,505,893	2,276,116	3,087,715	3,987,501	2,973,495
OPERATING LOSS	(574,742)	(1,404,972)	(1,948,183)	(2,730,747)	(3,494,393)	(2,644,612)
OTHER EXPENSES
Interest Expense and Debt Discount	(210,294)	(316,793)	(562,448)	(898,735)	(1,235,290)	(173,387)
Amortization Expense	(263,601)	0	(826,534)	0	(68,042)	0
OID and Other Expenses	(53,836)	0	(118,836)	0	(13,976)	0
Change in fair value of derivatives	739,449	141,216	1,069,175	57,847	(143,697)	0
Loss on settlement of debt, net	(545,259)	(56,066)	(233,301)	(121,854)	(128,154)	0
TOTAL OTHER (EXPENSES)	(333,541)	(231,643)	(671,944)	(962,742)	(1,589,159)	(173,387)
NET LOSS	$ (908,283)	$ (1,636,615)	$ (2,620,127)	$ (3,693,489)	$ (5,083,552)	$ (2,817,999)
Net loss per common share - basic and diluted	$ (0.02)	$ (0.04)	$ (0.05)	$ (0.09)	$ (0.12)	$ (0.09)
Weighted average common shares outstanding: Basic and diluted	56,031,314	43,026,419	51,691,263	41,243,255	42,365,892	31,654,279